Business Combinations and Acquisitions (Details) - Schedule of merger to the consolidated statement of cash flows $ in Thousands	12 Months Ended
Jul. 03, 2022 USD ($)
Isos Acquisition Corporation Trust [Member]
Business Acquisition [Line Items]
Cash	$ 254,851
Recapitalization [Member]
Business Acquisition [Line Items]
Less: Bowlero transaction costs	(20,670)
Total cash received, net of transaction costs	419,347
Payoff of preferred stock and accumulated dividends	(145,298)
Consideration to existing Bowlero shareholders	(226,000)
Consideration to Bowlero option holders	(15,467)
Total distributions	(386,765)
Net cash received	32,582
Earnout liability	181,113
Warrant liability	22,426
Total liabilities recognized	203,539
Less: Isos transaction costs paid from Trust	(23,869)
Less: Redemptions of existing shareholders of Isos	(136,569)
Net cash proceeds from SPAC shareholders	94,413
PIPE [Member]
Business Acquisition [Line Items]
Cash	150,604
Forward [Member]
Business Acquisition [Line Items]
Cash	100,000
PIPE Preferred [Member]
Business Acquisition [Line Items]
Cash	$ 95,000